THE BLANCHARD GROUP OF FUNDS
BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND

ADDENDUM TO THE ANNUAL REPORT DATED SEPTEMBER 30, 1996

                 BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
     Addendum to Annual Report for the period ended September 30, 1996

Omitted from the most recent Annual Report for Blanchard Short-Term Flexible Income Fund, a portfolio of Blanchard Funds, were the results of the last Special Meeting of Shareholders of Blanchard Short-Term Flexible Income Fund.
The Shareholders of Blanchard Short-Term Flexible Income Fund (`Short-Term Flexible Shares'), approved the proposed Agreement and Plan of Reorganization between Short-Term Flexible Shares and Blanchard Short-Term Global Income Fund (`Short-Term Global''), whereby Short-Term Global would transfer all of its assets to Short-Term Flexible Shares in exchange for shares of Short-Term Flexible Shares. Short-Term Global would then distribute the shares of Short-Term Flexible Shares so received pro rata by
                                            Short-Term Flexible Shares to
                                            its shareholders in complete
                                            liquidation and dissolution of
Short-Term Global.
The motion was duly adopted with 56,782,153 shares having voted to approve the proposed Agreement, 1,933,360 having voted negatively and 2,629,465 shares having abstained from voting.


                                                              March 4, 1997

FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, Pa  15222-3779

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 093212405
G01687-16 (3/97)




President's Message

July 1, 1996



Dear Shareholder,


I'm pleased to present the Annual Report for the Blanchard Short-Term Flexible Income Fund* for the fiscal year ended April 30, 1996.

This report provides you with complete financial information for the Fund, including a performance update from OFFITBANK, a list of investments included in the Fund, and the Fund's financial statements.

If you would like the most recent performance update for your Fund, or if you have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

                                        Sincerely,



                                    Edward C. Gonzales
                                        President


*Formerly the Blanchard Short-Term Bond Fund.

Dear Shareholders,

Enclosed please find the Annual Report for your Blanchard Short-Term Flexible Income Fund for the fiscal year ended April 30, 1996.

After 1994's difficult bond market, 1995 handsomely rewarded fixed income investors who had kept a long-term perspective for their investments. It turned out to be one of the better years for bond performance in recent history.

Your Blanchard Short-Term Flexible Income Fund benefited from this positive environment, turning in an excellent 7.47% total return for the fiscal year ended April 30, 1996, and maintaining a relatively stable share price.

More recently, the Fund was awarded Morningstar's highest 5-star rating for risk-adjusted performance for the three years ended 5/31/96 in its category of 874 fixed income funds.*


The Value of a $10,000 Investment in the Blanchard Short-Term Flexible Income Fund from inception 4/16/93 through 4/30/96 as compared to the Merrill Lynch Short-Term Government Corporate Index for the same period


Avg. Annual Returns through 4/30/96
  Blanchard Short-Term Flexible
          Income Fund*

1 year                                    7.47%
since inception (4/16/93)                 5.47%

[GRAPH]

*The average annual returns quoted above reflect reinvestment of distributions. If reflected, the return would be lower. Total return includes changes in principal value. The average annual return is total return annualized and compounded. Past performance is no guarantee of future results.

+Source: Merrill Lynch Short-Term Government Corporate Index is an unmanaged index of corporate and government issues with maturities from 1 to 4.99 years. Investments cannot be made in an index.

This chart is for comparative purposes only and is not intended to reflect on future performance of the Short-Term Flexible Income Fund, or the index.

Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price. Additionally, foreign investments entail special currency, credit, interest rate and political risks not associated with domestic investments.
Now, here's a closer look at how we employed the Fund's flexible, multi-sector investment strategy to provide you with solid monthly yields, a positive total return and relative share price stability throughout the past fiscal year.

The Year In Review

Interest rates declined throughout 1995 as fears of inflationary economic growth receded. In the early part of 1996, however, rates began to tick back up as news of renewed economic strength appeared.

Your Blanchard Short-Term Flexible Income Fund took advantage of investments in the high-yield market, because as the economy improved, so did the quality and attractiveness of the underlying companies that offer high-yield, higher-risk securities. At the same time, we kept the average portfolio maturity short to keep your share prices relatively stable and your principal investment safe.

What could we have done better? Hindsight being 20/20, if we had maintained a longer maturity, the Fund would have benefited from additional share price appreciation during 1995. In early 1996, the Fund did benefit from its more conservative stance as interest rates rose. In addition, the Fund could have benefited from a higher exposure to foreign markets, although we see very little incentive to have foreign exposure in the Fund today.

Looking Ahead

Looking forward, we have become cautious. We think that interest rates have the potential to rise globally over the coming year. With that forecast, we feel that it is prudent to position the Fund in a conservative, insular manner.

Specifically, we will increase our exposure to the high-yield market, maintain no exposure to the European markets, and keep the high grade portion of the portfolio with a short duration. In other words, we are looking to insulate shareholders from a potential interest rate increase in 1996.

We believe that your Blanchard Short-Term Flexible Income Fund is an intelligent choice for investors seeking to outperform the returns offered by fixed-price money market funds and other cash investments, who are willing to accept some principal fluctuation.

Based on the Fund's objective and our outlook for the coming year, we've made the following adjustments to the portfolio as of 6/20/96: 82% U.S. fixed income securities, 16% U.S. high-yield, 0% foreign, and 2% U.S. cash equivalents. We maintain our commitment to quality with an average portfolio quality of "A", and as mentioned, we're maintaining a conservative average portfolio maturity of 2.45 years.

Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                                                      Sincerely,





                                                  Jack D. Burks
                                            Managing Director of OFFITBANK

                                          Portfolio Manager of the Blanchard
                                           Short-Term Flexible Income Fund

*Morningstar proprietary ratings reflect risk-adjusted performance through 5/31/96. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's three year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects Fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The Fund received 5 stars for the one- and three-year periods respectively. It was rated among 1,458 and 874 fixed income funds for the one- and three-year periods, respectively. Ten percent of the funds in a rating category receive 5 stars. The Fund's rating does not reflect certain management fees which were waived during the period. If reflected, they may have impacted the rating.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996
--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY
  PAR AMOUNT
 OR PRINCIPAL                                                                                         VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
---------------  --------------------------------------------------------------------------------  ---------------
                 FOREIGN FIXED INCOME--11.2%
-------------------------------------------------------------------------------------------------
                 DENMARK--2.8%
                 --------------------------------------------------------------------------------
                 GOVERNMENT/AGENCY--2.8%
                 --------------------------------------------------------------------------------
    26,500,000   Denmark, Foreign Gov't. Guarantee, 9.00%, 11/15/1998                               $   4,921,942
                 --------------------------------------------------------------------------------  ---------------
                 NETHERLANDS--5.0%
                 --------------------------------------------------------------------------------
                 GOVERNMENT/AGENCY--5.0%
                 --------------------------------------------------------------------------------
    14,500,000   Netherlands Dutch Government, Foreign Gov't. Guarantee,
                 6.25%, 7/15/1998                                                                       8,883,630
                 --------------------------------------------------------------------------------  ---------------
                 GERMANY--1.7%
                 --------------------------------------------------------------------------------
                 FINANCIAL SERVICES--1.7%
                 --------------------------------------------------------------------------------
     2,000,000   Bayerische-Bayer Hypotheken-Und Wechsel-Bank Ag, Unsub.,
                 7.00%, 12/21/1998                                                                      2,997,516
                 --------------------------------------------------------------------------------  ---------------
                 UNITED KINGDOM--1.7%
                 --------------------------------------------------------------------------------
                 GOVERNMENT/AGENCY--1.7%
                 --------------------------------------------------------------------------------
     2,052,000   United Kingdom Treasury, 7.25%, 3/30/1998                                              3,119,855
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL FOREIGN FIXED INCOME (IDENTIFIED COST $20,611,177)                              19,922,943
                 --------------------------------------------------------------------------------  ---------------
 U.S. FIXED INCOME--37.9%
-------------------------------------------------------------------------------------------------
                 AIRLINES--0.1%
                 --------------------------------------------------------------------------------
$      200,000   USAir, Inc., 9.80%, 1/15/2000                                                            194,250
                 --------------------------------------------------------------------------------  ---------------
                 BASIC INDUSTRY--0.4%
                 --------------------------------------------------------------------------------
       700,000   Uniroyal Chemical Corp., Sr. Note, 9.00%, 9/1/2000                                       705,250
                 --------------------------------------------------------------------------------  ---------------
                 BASIC MATERIALS--0.5%
                 --------------------------------------------------------------------------------
       500,000   Owens-Illinois, Inc., Sr. Sub. Note, 10.25%, 4/1/1999                                    512,500
                 --------------------------------------------------------------------------------
       400,000   Owens-Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                                   417,000
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    929,500
                 --------------------------------------------------------------------------------  ---------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
---------------  --------------------------------------------------------------------------------  ---------------
                 U.S. FIXED INCOME--CONTINUED
-------------------------------------------------------------------------------------------------
                 COMPUTER RELATED--0.4%
                 --------------------------------------------------------------------------------
 $     500,000   Unisys Corp., Deb., 9.50%, 7/15/1998                                               $     491,250
                 --------------------------------------------------------------------------------
       300,000   Unisys Corp., Sr. Note, 10.625%, 10/1/1999                                               301,125
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    792,375
                 --------------------------------------------------------------------------------  ---------------
                 CONSUMER RELATED--1.9%
                 --------------------------------------------------------------------------------
       500,000   Revlon Consumer Products Corp., Note, 9.375%, 4/1/2001                                   500,000
                 --------------------------------------------------------------------------------
       500,000   Revlon Consumer Products Corp., Sr. Note, 9.50%, 6/1/1999                                512,500
                 --------------------------------------------------------------------------------
     2,530,000   RJR Nabisco, Inc., Note, 8.75%, 7/15/2007                                              2,462,479
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  3,474,979
                 --------------------------------------------------------------------------------  ---------------
                 ELECTRICAL UTILITIES--0.6%
                 --------------------------------------------------------------------------------
     1,000,000   Long Island Lighting Co., Deb., 7.30%, 7/15/1999                                         987,911
                 --------------------------------------------------------------------------------  ---------------
                 ENERGY & OIL RELATED--0.4%
                 --------------------------------------------------------------------------------
       150,000   Texas New Mexico Power, 1st Mtg. Bond, 9.25%, 9/15/2000                                  155,824
                 --------------------------------------------------------------------------------
       500,000   Triton Energy Corp., Sr. Sub. Disc. Note, 9.75%, 12/15/2000                              483,750
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    639,574
                 --------------------------------------------------------------------------------  ---------------
                 ENTERTAINMENT--2.6%
                 --------------------------------------------------------------------------------
     1,000,000   Caesars World, Inc., Sr. Sub. Note, 8.875%, 8/15/2002                                  1,020,000
                 --------------------------------------------------------------------------------
     2,500,000   Harrah's Operations, Inc., Sr. Sub. Note, 8.75%, 3/15/2000                             2,562,500
                 --------------------------------------------------------------------------------
     1,000,000   Time Warner Entertainment Corp. L.P., Note, 9.625%, 5/1/2002                           1,104,527
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  4,687,027
                 --------------------------------------------------------------------------------  ---------------
                 FINANCE--RETAIL--0.3%
                 --------------------------------------------------------------------------------
       500,000   Scotsman Industries, Inc., Sr. Note, 9.50%, 12/15/2000                                   500,000
                 --------------------------------------------------------------------------------  ---------------
                 FINANCIAL SERVICES--8.4%
                 --------------------------------------------------------------------------------
     2,094,357   CMC Securities Corp., Series 1993-A, Class A2, 7.50%, 2/25/2023                        2,093,708
                 --------------------------------------------------------------------------------
       718,317   Contimortgage, Series 1995-1, Class A1, 8.75%, 4/15/2007                                 718,317
                 --------------------------------------------------------------------------------
     3,065,964   GE Capital Mortgage Services, Series 1992-12A, Class A4, 7.50%,
                 11/25/2018                                                                             3,069,796
                 --------------------------------------------------------------------------------
     1,000,000   Lehman Brothers Holdings, Inc., Medium Term Note, 8.63%,
                 2/26/1999                                                                              1,045,357
                 --------------------------------------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
---------------  --------------------------------------------------------------------------------  ---------------
                 U.S. FIXED INCOME--CONTINUED
-------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES--CONTINUED
                 --------------------------------------------------------------------------------
$    1,617,033   Merrill Lynch Mtg. Investors, Series 1990-I, Class A, 9.20%,
                 1/15/2011                                                                         $    1,657,200
                 --------------------------------------------------------------------------------
       500,000   Navistar Financial 1995-A Owner Trust, Sr. Sub. Note, 8.875%,
                 11/15/1998                                                                               507,500
                 --------------------------------------------------------------------------------
       500,000   Presidential Life Corp., Sr. Note, 9.50%, 12/15/2000                                     517,500
                 --------------------------------------------------------------------------------
     1,000,000   Reliance Group Holdings, Inc., Sr. Note, 9.00%, 11/15/2000                             1,000,000
                 --------------------------------------------------------------------------------
     2,027,564   The Money Store HEL Trust, Series 1995-A1, Class A1, 8.00%,
                 9/15/2005                                                                              2,033,262
                 --------------------------------------------------------------------------------
     2,000,000   U.S. Leasing International, Sr. Note, 8.75%, 12/1/2001                                 2,159,758
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                 14,802,398
                 --------------------------------------------------------------------------------  ---------------
                 GOVERNMENT/AGENCY--13.9%
                 --------------------------------------------------------------------------------
    10,000,000   (b)Federal Home Loan Mortgage, Discount Notes, 5.26%, 6/17/1996                        9,932,360
                 --------------------------------------------------------------------------------
     1,435,242   Federal National Mortgage Association, 9.50%, 11/1/2021                                1,530,254
                 --------------------------------------------------------------------------------
     2,007,596   Government National Mortgage Association, 10.00%, 6/15/2021                            2,209,718
                 --------------------------------------------------------------------------------
     3,283,948   Resolution Trust Corp., Series 1991-M7, Class A2, 8.15%, 1/25/2021                     3,389,658
                 --------------------------------------------------------------------------------
     2,794,812   (a)Resolution Trust Corp., Series 1992-3, Class A2, 7.02%, 9/25/2019                   2,785,197
                 --------------------------------------------------------------------------------
     1,738,795   (a)Resolution Trust Corp., Series 1992-3, Class A3, 6.98%, 5/25/2021                   1,707,288
                 --------------------------------------------------------------------------------
     1,945,980   (a)Resolution Trust Corp., Series 1992-6, Class A4, 7.49%, 11/25/2025                  1,952,070
                 --------------------------------------------------------------------------------
     1,098,746   Resolution Trust Corp., Series 1992-C1, Class A1, 8.80%, 8/25/2023                     1,104,580
                 --------------------------------------------------------------------------------
        27,592   (a)Resolution Trust Corp., Series 1992-M4, Class A2, 6.68%, 9/25/2021                     27,385
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                 24,638,510
                 --------------------------------------------------------------------------------  ---------------
                 INDUSTRY RELATED--3.0%
                 --------------------------------------------------------------------------------
       850,000   Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                                 847,875
                 --------------------------------------------------------------------------------
       700,000   Gaylord Container Corp., Sr. Note, 11.50%, 5/15/2001                                     728,000
                 --------------------------------------------------------------------------------
       500,000   PDV America, Sr. Note, 7.25%, 8/1/1998                                                   486,980
                 --------------------------------------------------------------------------------
       500,000   Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                           493,750
                 --------------------------------------------------------------------------------
       500,000   Sequa Corp., Sr. Note, 8.75%, 12/15/2001                                                 485,000
                 --------------------------------------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
---------------  --------------------------------------------------------------------------------  ---------------
                 U.S. FIXED INCOME--CONTINUED
-------------------------------------------------------------------------------------------------
                 INDUSTRY RELATED--CONTINUED
                 --------------------------------------------------------------------------------
$      250,000   Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                                 $      239,062
                 --------------------------------------------------------------------------------
       200,000   Stone Container Corp., Sr. Sub. Note, 11.00%, 8/15/1999                                  201,000
                 --------------------------------------------------------------------------------
     2,000,000   USX Corp., 5.75%, 7/1/2001                                                             1,835,000
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  5,316,667
                 --------------------------------------------------------------------------------  ---------------
                 INSURANCE--0.1%
                 --------------------------------------------------------------------------------
       250,000   Penn Central Corp., Sub. Note, 10.625%, 4/15/2000                                        271,250
                 --------------------------------------------------------------------------------  ---------------
                 OTHER--0.2%
                 --------------------------------------------------------------------------------
       400,000   SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000                                           394,000
                 --------------------------------------------------------------------------------  ---------------
                 PAPER PRODUCTS--0.5%
                 --------------------------------------------------------------------------------
       500,000   Repap New Brunswick, 1st Priority Sr. Secd. Note, 9.875%, 7/15/2000                      500,000
                 --------------------------------------------------------------------------------
       500,000   Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note, 9.25%, 2/1/2002                      482,500
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    982,500
                 --------------------------------------------------------------------------------  ---------------
                 SERVICES--0.4%
                 --------------------------------------------------------------------------------
       750,000   Rogers Cablesystems Ltd., Note, 9.625%, 8/1/2002                                         759,375
                 --------------------------------------------------------------------------------  ---------------
                 STEEL--0.3%
                 --------------------------------------------------------------------------------
       500,000   Wheeling Pittsburgh Corp., Sr. Note, 9.375%, 11/15/2003                                  472,500
                 --------------------------------------------------------------------------------  ---------------
                 TELECOMMUNICATIONS--2.4%
                 --------------------------------------------------------------------------------
       750,000   Centennial Cellular Corp., Sr. Note, 8.875%, 11/1/2001                                   714,375
                 --------------------------------------------------------------------------------
     2,500,000   Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                 2,668,750
                 --------------------------------------------------------------------------------
       868,800   SCI Television, Inc., Note, 7.50%, 6/30/1998                                             873,144
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  4,256,269
                 --------------------------------------------------------------------------------  ---------------
                 UNASSIGNED--1.5%
                 --------------------------------------------------------------------------------
       500,000   AAF-McQuay, Inc., Sr. Note, 8.875%, 2/15/2003                                            483,750
                 --------------------------------------------------------------------------------
       500,000   Clark R&M Holdings, Inc., Sr. Note, 11.00% accrual, 2/15/2000                            342,500
                 --------------------------------------------------------------------------------
       500,000   G-I Holdings, Inc., Sr. Disc. Note, 11.375% accrual, 10/1/1998                           399,375
                 --------------------------------------------------------------------------------
       300,000   Harris Chemical North America, Inc., Sr. Secd. Disc. Note, 10.25%, 7/15/2001             301,500
                 --------------------------------------------------------------------------------
       500,000   Stone Consolidated, Sr. Note, 10.25%, 12/15/2000                                         523,750
                 --------------------------------------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
---------------  --------------------------------------------------------------------------------  ---------------
                 U.S. FIXED INCOME--CONTINUED
-------------------------------------------------------------------------------------------------
                 UNASSIGNED--CONTINUED
                 --------------------------------------------------------------------------------
$      600,000   World Color Press, Sr. Sub. Note, 9.125%, 3/15/2003                               $      597,000
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  2,647,875
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL U.S. FIXED INCOME (IDENTIFIED COST $66,600,929)                                 67,452,210
                 --------------------------------------------------------------------------------  ---------------
 SHORT-TERM SECURITIES--11.2%
-------------------------------------------------------------------------------------------------
    20,000,000   (b)Federal National Mortgage Association, 5.24%, 5/20/1996                            19,945,428
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL SHORT-TERM SECURITIES (IDENTIFIED COST $19,945,428)                             19,945,428
                 --------------------------------------------------------------------------------  ---------------
 U.S. TREASURY SECURITIES--33.6%
-------------------------------------------------------------------------------------------------
    20,000,000   5.50%, 11/15/1998                                                                     19,687,500
                 --------------------------------------------------------------------------------
    20,000,000   5.75%, 10/31/1997                                                                     19,956,240
                 --------------------------------------------------------------------------------
    20,000,000   6.50%, 4/30/1997                                                                      20,156,240
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $59,978,774)                          59,799,980
                 --------------------------------------------------------------------------------  ---------------
(C) REPURCHASE AGREEMENT--4.9%
-------------------------------------------------------------------------------------------------
     8,669,052   Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.25%, dated 4/30/1996, due
                 5/1/1996 (AT AMORTIZED COST)                                                           8,669,052
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $175,805,360)(D)                               $  175,789,613
                 --------------------------------------------------------------------------------  ---------------


 (a) Denotes variable rate securities which show current rate and next demand date.

 (b) Discount rate at time of purchase.

 (c) The repurchase agreement is fully collateralized by U.S.
     Treasury/government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $175,805,360. The net unrealized depreciation of investments on a federal tax basis amounts to $15,747 which is comprised of $1,065,482 appreciation and $1,081,229 depreciation at April 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($177,766,469) at April 30, 1996.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $175,805,360)                   $  175,789,613
-------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at cost, $790)                                                        764
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,304,130
-------------------------------------------------------------------------------------------------
Net receivable for forward foreign currency exchange contracts sold                                     1,144,732
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                111,826
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          36,704
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     179,387,769
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $  623,073
-------------------------------------------------------------------------------------
Net payable for forward foreign currency exchange contracts purchased                     475,356
-------------------------------------------------------------------------------------
Income distribution payable                                                               159,816
-------------------------------------------------------------------------------------
Payable to bank                                                                           132,615
-------------------------------------------------------------------------------------
Payable for foreign taxes withheld                                                          3,764
-------------------------------------------------------------------------------------
Accrued expenses                                                                          226,676
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                  1,621,300
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS 59,529,291 shares outstanding                                                           $  177,766,469
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  187,290,247
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                  577,797
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                         (9,659,884)
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                         (441,691)
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  177,766,469
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
$177,766,469 / 59,529,291 shares outstanding                                                       $         2.99
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  3,899,852
----------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Management fee                                                                          $    421,853
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     81,964
--------------------------------------------------------------------------------------
Custodian fees                                                                                31,735
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     128,084
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     12,766
--------------------------------------------------------------------------------------
Auditing fees                                                                                 42,188
--------------------------------------------------------------------------------------
Legal fees                                                                                    22,798
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     80,782
--------------------------------------------------------------------------------------
Distribution services fee                                                                    140,612
--------------------------------------------------------------------------------------
Share registration costs                                                                      15,525
--------------------------------------------------------------------------------------
Printing and postage                                                                          40,111
--------------------------------------------------------------------------------------
Insurance premiums                                                                               126
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 17,247
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,035,791
--------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of management fee                                                 $  (187,797)
-------------------------------------------------------------------------
  Waiver of distribution services fee                                          (36,364)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                          (224,161)
--------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                     811,630
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     3,088,222
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                         511,538
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                           767,013
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments and foreign currency                                1,278,551
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  4,366,773
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED APRIL 30,
                                                                                        1996            1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------
Net investment income                                                              $    3,088,222  $    1,502,880
---------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($627,438 net gain and $247,141 net loss, respectively, as computed for federal
tax purposes)                                                                             511,538        (572,264)
---------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                                 767,013         443,090
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                     4,366,773       1,373,706
---------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------------
Distributions from net investment income                                               (3,088,222)     (1,502,880)
---------------------------------------------------------------------------------
Distributions in excess of net investment income                                           (4,918)        (18,912)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders                 (3,093,140)     (1,521,792)
---------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------------
Proceeds from sale of shares                                                           13,369,396      21,020,411
---------------------------------------------------------------------------------
Proceeds from shares issued in connection with the acquisition of Blanchard
Short-Term Global Income Fund                                                         174,188,041        --
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                2,652,603       1,341,339
---------------------------------------------------------------------------------
Cost of shares redeemed                                                               (37,161,711)    (41,150,317)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                           153,048,329     (18,788,567)
---------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                        154,321,962     (18,936,653)
---------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------
Beginning of period                                                                    23,444,507      42,381,160
---------------------------------------------------------------------------------  --------------  --------------
End of period                                                                      $  177,766,469  $   23,444,507
---------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      YEAR ENDED APRIL 30,
                                                                            1996       1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    2.94  $    2.93  $    3.00   $    3.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                        0.22       0.15       0.17        0.00(e)
------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                      --         --          (0.06)       0.00(e)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
Total from investment operations                                               0.22       0.15       0.11        0.00(e)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                    (0.17)     (0.14)     (0.17)      (0.00)(e)
------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                        (0.00)(e)   (0.00)(e)    --     --
------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency                                                       --         --          (0.01)      (0.00)(e)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                         (0.17)     (0.14)     (0.18)      (0.00)(e)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $    2.99  $    2.94  $    2.93  $     3.00
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                                               7.47%      5.34%      3.72%       0.15%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                     1.44%      1.38%      0.63%       3.03%*
------------------------------------------------------------------------
  Net investment income                                                        5.49%      4.80%      5.64%       3.89%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                             0.40%      0.75%      1.42%         --
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                  $177,766     $23,445    $42,381      $2,000
------------------------------------------------------------------------
  Portfolio turnover                                                            291%        84%       212%         36%
------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from April 16, 1993 (commencement of operations) to April 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Less than one cent per share.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Blanchard Short-Term Flexible Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund seeks to provide high current income while seeking opportunities for capital appreciation.

Effective October 10, 1995, the shareholders approved a change in the name of the Fund from Blanchard Short-Term Bond Fund to Blanchard Short-Term Flexible Income Fund.

On February 12, 1996, the Fund acquired all the net assets of Blanchard Short-Term Global Income Fund pursuant to a plan of reorganization approved by Blanchard Short-Term Global Income Fund's shareholders on February 9, 1996. The acquisition was accomplished by a tax-free exchange of 102,463,593 shares of the Blanchard Short-Term Global Income Fund for 57,869,781 shares of the Fund valued at $174,188,041. Blanchard Short-Term Global Income Fund's net assets at that date ($174,188,041, included $2,707,873 of unrealized appreciation. Immediately following the acquisition the Fund had net assets of $193,217,808.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Foreign and domestic listed corporate bonds and U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and straddle losses. The following reclassifications have been made to the financial statements.

                          INCREASE (DECREASE)
                                                  DISTRIBUTIONS IN
                        ACCUMULATED NET               EXCESS OF
 PAID-IN CAPITAL      REALIZED GAIN/LOSS        NET INVESTMENT INCOME
      $8,417              $   369,660                $  (378,077)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     The Fund acquired a capital loss carryforward of $9,885,574, which will expire 2003, from Blanchard Short-Term Global Income Fund as a result of the merger on February 12, 1996.

     At April 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $9,659,884, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2002              $   9,258,136
       2003              $     401,748


     Additionally, net capital losses of $459,156 for foreign currency losses attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     At April 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                                   UNREALIZED
                             SETTLEMENT       CONTRACTS TO        IN EXCHANGE      CONTRACTS      APPRECIATION
                                DATE         DELIVER/RECEIVE          FOR          AT VALUE      (DEPRECIATION)
CONTRACTS PURCHASED
--------------------------
Danish Krone                    05/14/96          27,700,000     $   4,868,446   $   4,696,397    $    (172,049)
--------------------------
Netherlands Guilder             05/14/96          13,000,000         7,898,078       7,594,771         (303,307)
--------------------------                                      ---------------  -------------  -----------------
                                                                 $  12,766,524   $  12,291,168    $    (475,356)
                                                                ---------------  -------------  -----------------
CONTRACTS SOLD
--------------------------
Danish Krone                    05/14/96          57,629,550     $  10,118,791   $   9,770,804    $     347,987
--------------------------
Netherlands Guilder             05/14/96          28,747,250        17,503,197      16,794,522          708,675
--------------------------
Pound Sterling                  05/14/96           3,032,838         4,652,374       4,564,304           88,070
--------------------------                                      ---------------  -------------  -----------------
     Total                                                       $  32,274,362   $  31,129,630    $   1,144,732
--------------------------                                      ---------------  -------------  -----------------


     OPTIONS CONTRACTS--The Fund purchases over-the-counter put options on U.S. government securities to hedge fluctuations in the market value of certain portfolio securities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities. For the year ended April 30, 1996, the Fund had no outstanding option contracts.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                          YEAR ENDED APRIL 30,
                                                                                          1996           1995
Shares sold                                                                               4,477,310      7,207,260
------------------------------------------------------------------------------------
Shares issued in connection with the acquisition of Blanchard
Short-Term Global Income Fund                                                            57,869,781       --
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          888,044        460,620
------------------------------------------------------------------------------------
Shares redeemed                                                                         (11,691,202)   (14,143,317)
------------------------------------------------------------------------------------  -------------  -------------
     Net change resulting from share transactions                                        51,543,933     (6,475,437)
------------------------------------------------------------------------------------  -------------  -------------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc. the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

Virtus Capital Management, Inc. became the Fund's manager on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's manager and received for its services an annual management fee equal to 0.75% of the Fund's average daily net assets. For the year ended April 30, 1996, the managers earned fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
                                     MANAGER                                         FEE EARNED      FEE WAIVED
Sheffield Management Company                                                         $    32,746     $   23,550
----------------------------------------------------------------------------------  -------------  --------------
Virtus Capital Management, Inc.                                                      $   389,107     $  164,247
----------------------------------------------------------------------------------  -------------  --------------


The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--OFFITBANK provides the manager with sub-advisory services for which it receives a fee from the Manager equal to 0.25% of the Fund's average daily net assets. In addition, OFFITBANK may voluntarily choose to reduce its compensation.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to 0.25 of 1% of the Fund's average daily net assets. For the year ended
April 30, 1996, the distributors earned and waived fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
                                   DISTRIBUTOR                                       FEE EARNED      FEE WAIVED
Sheffield Investments, Inc.                                                          $    10,915     $        0
----------------------------------------------------------------------------------  -------------  --------------
Federated Securities Corp.                                                           $   129,697     $   36,364
----------------------------------------------------------------------------------  -------------  --------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee. For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
                                          TRANSFER AGENT                                              FEE EARNED
United States Trust Company of New York                                                               $    25,716
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                            $   102,368
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS/TRUSTEES FEES--Prior to the acquisition of Sheffield Management Company by Virtus Capital Management, Inc., the independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------
not in excess of ten years of service. The net pension expense included in Directors'/Trustees' Fees in the Statement of Operations for the year ended for the Fund April 30, 1996 was $5,828.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee. For the year ended April 30, 1996, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
                                       PORTFOLIO ACCOUNTANT                                           FEE EARNED
Mutual Fund Services Company                                                                           $  38,524
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $  42,258
---------------------------------------------------------------------------------------------------  -------------


CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee. For the year ended April 30, 1996, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
                                             CUSTODIAN                                                FEE EARNED
United States Trust Company of New York                                                                $   9,142
---------------------------------------------------------------------------------------------------  -------------
Signet Trust Company                                                                                   $  22,593
---------------------------------------------------------------------------------------------------  -------------


ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $80,724. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses on the straight-line method over five years from the date of commencement of the Fund's operations.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
April 30, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  158,155,852
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   91,900,217
--------------------------------------------------------------------------------------------------  --------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of
BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(formerly Blanchard Short-Term Bond Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Short-Term Flexible Income Fund (formerly Blanchard Short-Term Bond Fund) as of April 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the three years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Short-Term Flexible Income Fund (formerly Blanchard Short-Term Bond
Fund) as of April 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
June 19, 1996

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Edward C. Gonzales
William J. Copeland                                       President and Treasurer
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   John W. McGonigle
Edward C. Gonzales                                        Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       Joseph S. Machi
Wesley W. Posvar                                          Vice President and Assistant Treasurer
Marjorie P. Smuts                                         C. Grant Anderson
                                                          Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.




Portfolio Adviser
OFFITBANK

Blanchard
Short-Term
Flexible Income
Fund*

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Investment products available through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Bank, Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.

(2021)
CUSIP 093212405
G01684-03 (6/96)
Blanchard

Short-Term
Flexible Income
 Fund*

*formerly Blanchard
Short-Term Bond Fund

Annual Report
April 30, 1996


Managed by:  Virtus Capital Management